Earnings per share - Narratives (Details) - shares	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Earnings per share [abstract]
Basic weighted average number of shares	9,235,000,000	9,234,573,831	9,234,573,831
Dilutive shares	4,000,000			0